Corgi Mag 7 ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 49.1%	Shares		Value
Communications Equipment Manufacturing - 9.8%
Apple, Inc.	2,993		$ 866,055

Computer Systems Design and Related Services - 9.8%
Alphabet, Inc. - Class A	2,420		864,835

Motor Vehicle Manufacturing - 3.5%
Tesla, Inc. (a)	730		307,038

Other Miscellaneous Retailers - 5.5%
Amazon.com, Inc. (a)	2,044		487,167

Semiconductor and Other Electronic Component Manufacturing - 10.8%
NVIDIA Corp.	4,756		951,628

Software Publishers - 6.5%
Microsoft Corp.	1,533		571,840

Web Search Portals, Libraries, Archives, and Other Information Services - 3.2%
Meta Platforms, Inc. - Class A	511		287,841
TOTAL COMMON STOCKS (Cost $4,476,766)			4,336,404

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 38.0%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (b)(c)	3,359,847		3,359,847
TOTAL MONEY MARKET FUNDS (Cost $3,359,847)			3,359,847

TOTAL INVESTMENTS - 87.1% (Cost $7,836,613)			7,696,251
Other Assets in Excess of Liabilities - 12.9%		0.12923	1,142,206
TOTAL NET ASSETS - 100.0%			$ 8,838,457

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(c)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Corgi Mag 7 ETF
Schedule of Total Return Swap Contracts
June 30, 2026 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Value/ Unrealized Appreciation (Depreciation)
Alphabet, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination	05/31/2027		$ 868,052	$ (27,666)
Amazon.com, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination	05/31/2027		484,784	(26,389)
Apple, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination	05/31/2027		863,450	(16,082)
Meta Platforms, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination	05/31/2027		278,265	(10,784)
Microsoft Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination	05/31/2027		572,586	(56,599)
NVIDIA Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination	05/31/2027		959,231	(29,164)
Tesla, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 1.00%	Termination	05/31/2027		290,635	18,176
Net Unrealized Appreciation (Depreciation)						0	0	(148,509)
There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2026.

OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Corgi Mag 7 ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 4,336,404	$ –	$ –	$ 4,336,404
Money Market Funds	3,359,847	–	–	3,359,847
Total Investments	$ 7,696,251	$ –	$ –	$ 7,696,251

Other Financial Instruments:
Total Return Swaps *	$ –	$ 18,176	$ –	$ 18,176
Total Other Financial Instruments	$ –	$ 18,176	$ –	$ 18,176

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$ –	$ (166,685)	$ –	$ (166,685)
Total Other Financial Instruments	$ –	$ (166,685)	$ –	$ (166,685)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.